Adaptiv Select ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
All Other Business Support Services - 7.9%
Millicom International Cellular SA	112,863	$6,888,029
NU Holdings Ltd. - Class A (a)	341,019	6,053,087
		12,941,116

All Other Transit and Ground Passenger Transportation - 2.7%
Lyft, Inc. - Class A (a)	266,948	4,503,413

Automobile and Light Duty Motor Vehicle Manufacturing - 4.6%
Ford Motor Co.	541,982	7,522,710

Commercial Banking - 4.3%
FNB Corp.	405,506	7,116,630

Computer Storage Device Manufacturing - 5.5%
Western Digital Corp.	36,367	9,100,114

Department Stores - 2.6%
Macy's, Inc.	210,100	4,206,202

Gold Ore and Silver Ore Mining - 5.2%
Anglogold Ashanti PLC	91,892	8,534,010

Guided Missile and Space Vehicle Manufacturing - 3.5%
Rocket Lab Corp. (a)	70,822	5,670,718

Marketing Research and Public Opinion Polling - 3.9%
API Group Corp. (a)	154,010	6,402,196

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 5.5%
Warner Bros Discovery, Inc. (a)	330,579	9,104,146

Miscellaneous Intermediation - 8.6%
Roivant Sciences Ltd. (a)	248,307	5,368,397
SoFi Technologies, Inc. (a)	386,977	8,826,946
		14,195,343

Offices of Other Holding Companies - 3.1%
Rivian Automotive, Inc. - Class A (a)	340,474	5,021,992

Other Electric Power Generation - 3.1%
MDU Resources Group, Inc.	249,790	5,123,193

Pharmaceutical Preparation Manufacturing - 8.7%
Elanco Animal Health, Inc. (a)	277,039	6,671,099
Viatris, Inc.	577,978	7,565,732
		14,236,831

Portfolio Management and Investment Advice - 3.8%
Invesco Ltd.	230,453	6,289,062

Real Estate Credit - 2.7%
Rocket Cos., Inc. - Class A	248,765	4,460,356

Semiconductor and Related Device Manufacturing - 9.1%
Amkor Technology, Inc.	80,027	3,867,705
Intel Corp. (a)	156,666	7,280,269
QuantumScape Corp. (a)	435,805	3,856,874
		15,004,848

Support Activities for Metal Mining - 4.5%
Cleveland-Cliffs, Inc. (a)	532,816	7,331,548

Testing Laboratories and Services - 4.9%
Sotera Health Co. (a)	445,175	8,066,571
TOTAL COMMON STOCKS (Cost $135,576,937)		154,830,999

REAL ESTATE INVESTMENT TRUSTS - 4.0%	Shares	Value
Lessors of Residential Buildings and Dwellings - 4.0%
AGNC Investment Corp.	571,645	6,516,753
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,719,649)		6,516,753

SHORT-TERM INVESTMENTS - 1.8%	Shares	Value
Money Market Funds – 1.8%
First American Treasury Obligations Fund - Class X, 3.59% (b)	3,029,655	3,029,655
TOTAL MONEY MARKET FUNDS (Cost $3,029,655)		3,029,655

TOTAL INVESTMENTS - 100.0% (Cost $145,326,241)		164,377,407
Liabilities in Excess of Other Assets - (0.0)% (c)		(53,191)
TOTAL NET ASSETS - 100.0%		$164,324,216

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Adaptiv Select ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Common Stocks	$154,830,999	$–	$–	$154,830,999
Real Estate Investment Trusts	6,516,753	–	–	6,516,753
Money Market Funds	3,029,655	–	–	3,029,655
Total Investments in Securities	$164,377,407	$–	$–	$164,377,407

For the period ended January 31, 2026, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Schedule of Investments for further disaggregation of investment categories.